Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Bloomberg U.S. Aggregate Index (reflects no deductions for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	1.25%	(0.33%)	1.35%
Bloomberg U.S. MBS Fixed-Rate Index (reflects no deductions for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	1.20%	(0.74%)	0.91%
PIMCO Mortgage-Backed Securities Active Exchange-Traded Fund
Prospectus [Line Items]
Average Annual Return, Percent	3.21%	0.04%	1.65%
PIMCO Mortgage-Backed Securities Active Exchange-Traded Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	0.70%	(1.73%)	0.08%
PIMCO Mortgage-Backed Securities Active Exchange-Traded Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	1.87%	(0.71%)	0.59%